Note 7 Impaired secured loans risks (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 389,745	€ 349,037	€ 344,072
Impaired loans and advances at amortized cost	13,493	14,657	14,678
Accumulated impairment	€ 11,291	€ 11,142	€ 12,141
Percentage of impairment loss recognised for loans and advances	3.50%	4.20%	4.30%
Central banks [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 4,420	€ 5,687	€ 6,229
Impaired loans and advances at amortized cost	0	0	0
Accumulated impairment	€ (19)	€ (6)	€ (20)
Percentage of impairment loss recognised for loans and advances	0.00%	0.00%	0.00%
General government [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 20,922	€ 19,719	€ 19,439
Impaired loans and advances at amortized cost	38	62	76
Accumulated impairment	€ (30)	€ (37)	€ (48)
Percentage of impairment loss recognised for loans and advances	0.20%	0.30%	0.40%
credit institutions [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 16,066	€ 13,295	€ 14,591
Impaired loans and advances at amortized cost	0	0	6
Accumulated impairment	€ (35)	€ (19)	€ (16)
Percentage of impairment loss recognised for loans and advances	0.00%	0.00%	0.00%
Other financial institutions [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 12,802	€ 9,826	€ 9,856
Impaired loans and advances at amortized cost	17	24	14
Accumulated impairment	€ (37)	€ (23)	€ (39)
Percentage of impairment loss recognised for loans and advances	0.10%	0.20%	0.10%
Non financial corporations [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 171,006	€ 146,797	€ 142,547
Impaired loans and advances at amortized cost	6,340	7,290	7,477
Accumulated impairment	€ (5,495)	€ (5,804)	€ (6,123)
Percentage of impairment loss recognised for loans and advances	3.70%	5.00%	5.20%
Agriculture foresty and fishing [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 4,475	€ 4,077	€ 3,438
Impaired loans and advances at amortized cost	153	125	132
Accumulated impairment	€ (151)	€ (154)	€ (108)
Percentage of impairment loss recognised for loans and advances	3.40%	3.10%	3.80%
Mining and quarrying [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 5,006	€ 4,889	€ 4,349
Impaired loans and advances at amortized cost	179	222	47
Accumulated impairment	€ (105)	€ (130)	€ (59)
Percentage of impairment loss recognised for loans and advances	3.60%	4.50%	1.10%
Manufacturing [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 44,583	€ 35,058	€ 33,771
Impaired loans and advances at amortized cost	869	1,003	1,486
Accumulated impairment	€ (794)	€ (867)	€ (1,129)
Percentage of impairment loss recognised for loans and advances	1.90%	2.90%	4.40%
Electricity gas steam and air conditioning supply [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 15,344	€ 13,718	€ 13,490
Impaired loans and advances at amortized cost	650	570	591
Accumulated impairment	€ (534)	€ (489)	€ (509)
Percentage of impairment loss recognised for loans and advances	4.20%	4.20%	4.40%
Water supply [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 875	€ 782	€ 899
Impaired loans and advances at amortized cost	21	22	17
Accumulated impairment	€ (16)	€ (21)	€ (15)
Percentage of impairment loss recognised for loans and advances	2.40%	2.90%	1.90%
Construction [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 8,349	€ 8,336	€ 10,019
Impaired loans and advances at amortized cost	784	894	1,397
Accumulated impairment	€ (537)	€ (619)	€ (722)
Percentage of impairment loss recognised for loans and advances	9.40%	10.70%	13.90%
Wholesale and retail trade [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 30,974	€ 25,856	€ 24,594
Impaired loans and advances at amortized cost	1,184	1,311	1,456
Accumulated impairment	€ (945)	€ (1,104)	€ (1,223)
Percentage of impairment loss recognised for loans and advances	3.80%	5.10%	5.90%
Transport and storage [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 11,051	€ 10,310	€ 8,117
Impaired loans and advances at amortized cost	319	879	489
Accumulated impairment	€ (343)	€ (400)	€ (368)
Percentage of impairment loss recognised for loans and advances	2.90%	8.50%	6.00%
Accommodation and food service activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 8,003	€ 7,693	€ 8,337
Impaired loans and advances at amortized cost	451	470	358
Accumulated impairment	€ (329)	€ (405)	€ (294)
Percentage of impairment loss recognised for loans and advances	5.60%	6.10%	4.30%
Information and communications [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 7,498	€ 6,533	€ 5,764
Impaired loans and advances at amortized cost	113	117	73
Accumulated impairment	€ (47)	€ (56)	€ (60)
Percentage of impairment loss recognised for loans and advances	1.50%	1.80%	1.30%
Financial and insurance activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 7,446	€ 6,216	€ 5,298
Impaired loans and advances at amortized cost	200	197	123
Accumulated impairment	€ (188)	€ (181)	€ (132)
Percentage of impairment loss recognised for loans and advances	2.70%	3.20%	2.30%
Real estate activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 11,349	€ 9,438	€ 10,025
Impaired loans and advances at amortized cost	718	719	617
Accumulated impairment	€ (527)	€ (466)	€ (494)
Percentage of impairment loss recognised for loans and advances	6.30%	7.60%	6.20%
Professional scientific and technical activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 3,948	€ 3,910	€ 2,886
Impaired loans and advances at amortized cost	169	185	177
Accumulated impairment	€ (151)	€ (152)	€ (124)
Percentage of impairment loss recognised for loans and advances	4.30%	4.70%	6.10%
Administrative and support service activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 4,021	€ 3,046	€ 3,955
Impaired loans and advances at amortized cost	180	181	142
Accumulated impairment	€ (124)	€ (132)	€ (192)
Percentage of impairment loss recognised for loans and advances	4.50%	5.90%	3.60%
Public administration and defense compulsory social security [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 268	€ 203	€ 129
Impaired loans and advances at amortized cost	8	9	5
Accumulated impairment	€ (12)	€ (11)	€ (4)
Percentage of impairment loss recognised for loans and advances	2.90%	4.50%	3.50%
Education [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 556	€ 582	€ 665
Impaired loans and advances at amortized cost	35	43	54
Accumulated impairment	€ (29)	€ (34)	€ (43)
Percentage of impairment loss recognised for loans and advances	6.40%	7.40%	8.10%
Human health services and social work activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 2,108	€ 1,888	€ 1,812
Impaired loans and advances at amortized cost	138	48	67
Accumulated impairment	€ (53)	€ (41)	€ (59)
Percentage of impairment loss recognised for loans and advances	6.60%	2.50%	3.70%
Arts entertainment and recreation [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 927	€ 1,011	€ 1,131
Impaired loans and advances at amortized cost	68	209	46
Accumulated impairment	€ (79)	€ (95)	€ (65)
Percentage of impairment loss recognised for loans and advances	7.30%	20.70%	4.10%
Other services [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 4,224	€ 3,250	€ 3,871
Impaired loans and advances at amortized cost	101	84	198
Accumulated impairment	€ (530)	€ (447)	€ (523)
Percentage of impairment loss recognised for loans and advances	2.40%	2.60%	5.10%
Households [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 164,530	€ 153,714	€ 151,410
Impaired loans and advances at amortized cost	7,098	7,281	7,106
Accumulated impairment	€ (5,675)	€ (5,253)	€ (5,895)
Percentage of impairment loss recognised for loans and advances	4.30%	4.70%	4.70%